LOANS RECEIVABLE - Disclosure of detailed information about loans receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans Receivables [Line Items]
Loan receivable	$ 1,372	$ 478
Revelo Resources Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Loan receivable	526	478
Boreal Metals Corp. [Member]
Disclosure Of Loans Receivables [Line Items]
Loan receivable	$ 846	$ 0